Fair value measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurement
Fair value measurement
The redeemable noncontrolling interest is measured at fair value on a recurring basis as of December 31, 2016 and is classified using the fair value hierarchy in the tables below:

	December 31, 2016
(in thousands)	Total	Level 1	Level 2	Level 3
Redeemable noncontrolling interest:
Put/call option	€351	€—	€—	€351
Total mezzanine equity	€351	€—	€—	€351

There is no redeemable noncontrolling interest as of December 31, 2017 as a result of the deconsolidation of myhotelshop during December 2017.
See Note 12 - Redeemable noncontrolling interests for further information on the fair value of the put/call option classified as Level 3. As of December 31, 2016, the carrying value of our credit facility approximates fair value, and the balance was zero as of December 31, 2017. For the years ended December 31, 2016 and 2017, we had no financial assets classified as Level 2 or 3. See Note 2 - Significant accounting policies for more information.